ACCRUED AND OTHER CURRENT LIABILITIES AND OTHER LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED AND OTHER CURRENT LIABILITIES AND OTHER LIABILITIES

Accrued and other current liabilities and other liabilities consisted of the following as of (in thousands):

	June 30, 2026	December 31, 2025
Employee retention credit (“ERC”) refund	$3,645	$3,645
Accrued payroll	417	561
Sales tax payable	986	824
Limited product warranty liability	970	799
Deferred software subscription fees	629	308
Other	1,056	1,139
	7,703	7,276
Less current portion	(4,048)	(3,619)
Total accrued and other current liabilities and other liabilities, net	$3,655	$3,657

Accrued and other current liabilities and other liabilities consisted of the following as of December 31, 2025 and 2024 (in thousands):

	2025	2024
Employee retention credit (“ERC”) refund	$3,645	$3,645
Accrued payroll	561	444
Sales tax payable	824	876
Limited product warranty liability	799	424
Deferred software subscription fees	308	76
Other	1,139	527
	7,276	5,992
Less current portion	(3,619)	(2,352)
Total accrued and other current liabilities and other liabilities, net	$3,657	$3,640